Liability related to sales of future royalties and sales milestones, net - Schedule of Liability Related to Revenue (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Liability, Future Revenue [Roll Forward]
Non-cash interest expense on liability related to future royalties and sales milestones	$ 4,905	$ 1,790
Blackstone Collaboration Agreement
Liability, Future Revenue [Roll Forward]
Balance at December 31, 2022	125,900	47,016
Non-cash interest expense on liability related to future royalties and sales milestones	4,905	1,790
Balance at March 31, 2023	$ 130,805	$ 48,806